Share Capital and Other Equity Instruments - Schedule of Changes in Issued and Outstanding Common Shares (Details) - CAD ($) $ in Thousands		3 Months Ended
	Jan. 29, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Balance - beginning of period, Number		29,943,839	23,313,164
Issued to acquire assets, Number	96,833	0	96,833
Shares issued pursuant to a restricted share units plan, Number		0	10,355
Balance - end of period, Number		29,943,839	23,420,352
Balance - beginning of period		$ 977,261	$ 932,951
Issued to acquire assets		0	1,240
Shares issued pursuant to a restricted share units plan		0	9,764
Balance - end of period		$ 977,261	$ 943,955